Business Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Business Acquisitions and Divestitures	Business Acquisitions and Divestitures
Business Acquisitions

On July 1, 2022, the Company completed the acquisition of iSoftBet by purchasing 100% of the equity interests in certain entities of the iSoftBet group for cash consideration of €162 million (inclusive of €20 million deposited into an escrow account) and contingent consideration of up to €4 million. The Company funded the acquisition through a combination of cash on hand and utilization of its revolving credit facility. The acquisition of iSoftBet provides market-tested proprietary digital content, advanced game aggregation capabilities, scalable promotional tools, analytics, and creative talent to the PlayDigital segment. The financial results of iSoftBet have been included within our PlayDigital segment in our Consolidated Financial Statements since the date of purchase.
The major classes of assets and liabilities to which the Company has allocated the purchase price based on information as of the acquisition date and available at December 31, 2022 were as follows:

(€ millions)	Notes	July 1, 2022
Current assets		18
Intangible assets	14	59
Non-current assets		3
Total identifiable assets acquired		80
Current liabilities		(10)
Non-current liabilities		(22)
Total liabilities assumed		(31)
Net identifiable assets acquired		49
Goodwill	13	117
Total purchase price		166
Divestitures

There were no divestitures that closed during the year ended December 31, 2023.

On September 14, 2022, the Company completed the sale of 100% of the share capital of Lis Holding S.p.A., a wholly owned subsidiary of IGT Lottery S.p.A. that conducted the Company’s Italian commercial services business, to PostePay S.p.A. – Patrimonio Destinato IMEL, for a purchase price of €700 million. The consideration received, net of €198 million cash and restricted cash transferred and €23 million of selling costs, was €479 million and resulted in a pre-tax gain on sale of $278 million, ($276 million net of tax) which is classified within Other non-operating (income) expense, net. The disposal group was a component of continuing operations within our Global Lottery segment through the closing date.

The funds received at closing were used to pay transaction expenses and fund the partial tenders of the 3.500% Senior Secured Euro Notes due July 2024 (which were subsequently redeemed in full on October 27, 2023) and 6.500% Senior Secured U.S. Dollar Notes due February 2025. Refer to Note 15 - Debt for further information.

The Company has continuing involvement with the business sold via a transition services agreement (“TSA”). As part of the TSA, the Company provides various telecommunications, information technology, and back-office services for which the Company receives compensation. These services generally expire after no more than four (4) years.

Announced Divestitures

On February 29, 2024, the Company announced that IGT PLC entered into definitive agreements with Everi for the Separation & Divestiture of the Global Gaming and PlayDigital segments. Refer to Note 26. - Subsequent Events for further information.

Separation and Divestiture Costs

Separation and divestiture costs, are a type of transaction cost, that consist primarily of financial advisory, legal, accounting, tax, consulting, and other professional advisory fees associated with the activities required to perform the review of strategic alternatives for the Company’s Global Gaming and PlayDigital segments announced on June 8, 2023 and preparing the Global Gaming and PlayDigital segments for spin-off. Total Separation and divestiture costs for the year ended December 31, 2023 were $24 million.
Discontinued Operations

On May 10, 2021, the Company completed the sale of its Italian B2C businesses, which were previously reported under the Global Gaming segment and met the criteria to be reported as a discontinued operation during the fourth quarter of 2020, for a cash purchase price of €950 million (of which the final €125 million payment was received on July 13, 2022). The sale resulted in a pre-tax gain on sale of $396 million ($391 million net of tax) in the year ended December 31, 2021.
Summarized financial information for discontinued operations is shown below (there are no discontinued operations during 2023 and 2022):

For the year ended December 31,
($ in millions)	2021
Total revenue	74

Operating income (1)	24

Income from discontinued operations before benefit from income taxes	23
Benefit from income taxes on discontinued operations	(1)
Gain on sale of discontinued operations before provision for income taxes	396
Provision for income taxes on sale of discontinued operations	5
Gain on sale of discontinued operations, net of tax	391
Income from discontinued operations	415
Less: Net loss attributable to non-controlling interests from discontinued operations	(2)
Income from discontinued operations attributable to IGT PLC	417
(1) There was no depreciation and amortization in 2021.

The Company has continuing involvement with the businesses via a TSA. As part of the TSA, the Company provides various telecommunications and information technology for which the Company receives compensation. These services generally expired after one year.